Goodwill & Intangible Assets, Net (Details) - Schedule of reporting units exceeded the carrying value $ in Millions	Dec. 31, 2022 USD ($)
Goodwill from acquisition of Nanox AI Unit #1 [Member]
Business Acquisition [Line Items]
Goodwill Assigned (in millions)	$ 365
Fair Value/Carrying Amount	100.00%
Goodwill from acquisition of USARAD Unit #2 [Member]
Business Acquisition [Line Items]
Goodwill Assigned (in millions)	$ 7,055
Fair Value/Carrying Amount	105.30%